UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [    ] is a restatement.
                                  [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Schwerin Boyle Capital Management, Inc.
Address:  1391 Main Street
          Springfield, MA  01103

13F File Number: 28-4834

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     M. Eleanor Murphy
Title:    Vice President
Phone:    413-784-0990

Signature, Place, and Date of Signing:

/s/ M. Eleanor Murphy, Springfield, MA, May 13, 2004

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT.

[   ] 13F NOTICE.

[   ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:     -0-

Form 13F Information Table Entry Total: 29
Form 13F Information Table Value Total: $411,233


List of Other Included Managers:

None

FORM 13F INFORMATION TABLE

                                   TITLE              VALUE     SHARES  SH/  PUT/  INVSTMT OTH  VOTING AUTHORITY
NAME OF ISSUER                    OF CLASS CUSIP     (X$1000)  PRN/AMT  PRN  CALL  DSCRETN MGRS SOLE SHARED NONE

AMLI Residential Pptys Trust         COM   001735109   6329     224025   SH         SOLE        25000       199025
AmerisourceBergen Corp               COM   03073E105   5192      94950   SH         SOLE        10900        84050
Berkshire Hathaway Inc Del Cl B      COM   084670207  44827      14409   SH         SOLE         1645        12764
Cathay Bancorp Inc                   COM   149150104  25052     380617   SH         SOLE        43093       337524
Cendant Corp                         COM   151313103  49449    2027410   SH         SOLE       213100      1814310
Center Financial Corp                COM   15146E102   8595     539536   SH         SOLE       136514       403022
Chubb Corp                           COM   171232101  15672     225362   SH         SOLE        23925       201437
CVS Corp		             COM   126650100  20218     572750   SH         SOLE        65900       506850
Devon Energy Corp New                COM   25179M103  11555     198715   SH         SOLE        24900       173815
Diamond Offshore Drilling Inc        COM   25271C102   6585     272225   SH         SOLE        24000       248225
Equity Office Properties Trust       COM   294741103  11965     414150   SH         SOLE        60300       353850
Exxon Mobil Corp                     COM   30231G102    216       5200   SH         SOLE            0         5200
Federal Home Ln Mtg Corp             COM   313400301  20591     348645   SH         SOLE        38400       310245
Greater Bay Bancorp                  COM   391648102  12320     421200   SH         SOLE        53950       367250
Hanmi Finl Corp                      COM   410495105   9002     337412   SH         SOLE        41365       296047
International Speedway Corp Cl A     COM   460335201   9373     199428   SH         SOLE        24210       175218
Johnson & Johnson                    COM   478160104  14039     276800   SH         SOLE        31600       245200
Mercury General Corp New             COM   589400100  24631     493309   SH         SOLE        49650       443659
Mestek Inc                           COM   590829107   8366     465322   SH         SOLE        50300       415022
Post Pptys Inc                       COM   737464107  14110     489925   SH         SOLE        58950       430975
Prima Energy Corp	             COM   741901201   2727      78950   SH         SOLE          400        78550
Progressive Corp Ohio                COM   743315103  11481     131060   SH         SOLE        16400       114660
Safeco Corp                          COM   786429100   3163      73365   SH         SOLE        10900        62465
Summit Pptys Inc                     COM   866239106    395      16550   SH         SOLE          550        16000
Sun Communities Inc                  COM   866674104  10318     240960   SH         SOLE        17200       223760
TJX Cos Inc New                      COM   872540109   9252     376700   SH         SOLE         1700       375000
Viad Corp                            COM   92552R109  19548     808775   SH         SOLE        88550       720225
Washington Post Co                   COM   939640108  22443      25376   SH         SOLE         3180        22196
Weight Watchers Intl Inc New         COM   948626106  13820     326950   SH         SOLE        31900       295050